UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 November 29, 2006 to December 26, 2006

 Commission File Number of issuing entity: 333-135481-10

 Thornburg Mortgage Securities Trust 2006-6
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-135481

 Credit Suisse First Boston Mortgage Securities Corp.
 (Exact name of depositor as specified in its charter)

 Thornburg Mortgage Home Loans, Inc.
 (Exact name of sponsor as specified in its charter)

 Delaware
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 51-0611777
 51-0611778
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-X                              _____    _____    __X___    ____________
  A-R                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On December 26, 2006 a distribution was made to holders of Thornburg Mortgage Securities Trust 2006-6.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1)  Monthly report distributed to holders of Thornburg
               Mortgage Securities Trust 2006-6, relating to the December 26, 2006 distribution.


    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Thornburg Mortgage Securities Trust 2006-6
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: January 05, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Thornburg Mortgage Securities Trust 2006-6, relating to the December 26, 2006 distribution.



 EX-99.1


Thornburg Mortgage Home Loans, Inc.
Mortgage Loan Pass-Through Certificates



Distribution Date:       12/26/2006


Thornburg Mortgage Home Loans, Inc.
Mortgage Loan Pass-Through Certificates
Series 2006-6


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
         A-1                88522NAA1       12/22/2006              5.43000%    1,112,265,000.00            4,529,699.21
         A-2                88522NAB9       12/22/2006              5.47000%      123,585,000.00              507,007.46
         A-X                88522NAC7       11/30/2006              1.49655%                0.00            1,541,255.95
         A-R                88522NAD5       11/30/2006              6.38715%              100.00                    0.53
         B-1                88522NAE3       11/30/2006              6.38715%       21,815,000.00              116,113.00
         B-2                88522NAF0       11/30/2006              6.38715%        8,985,000.00               47,823.76
         B-3                88522NAG8       11/30/2006              6.38715%        5,135,000.00               27,331.66
         B-4                88522NAH6       11/30/2006              6.38715%        5,135,000.00               27,331.66
         B-5                88522NAJ2       11/30/2006              6.38715%        3,850,000.00               20,492.10
         B-6                88522NAK9       11/30/2006              6.38715%        2,561,077.43               13,631.65

Totals                                                                          1,283,331,177.43            6,830,686.98


                                Certificateholder Distribution Summary (continued)

       Class                 Principal            Current             Ending             Total         Cumulative
                          Distribution           Realized        Certificate      Distribution           Realized
                                                     Loss            Balance                               Losses
        A-1               9,387,633.94               0.00   1,102,877,366.06     13,917,333.15               0.00
        A-2               1,043,070.44               0.00     122,541,929.56      1,550,077.90               0.00
        A-X                       0.00               0.00               0.00      1,541,255.95               0.00
        A-R                     100.00               0.00               0.00            100.53               0.00
        B-1                   1,076.26               0.00      21,813,923.74        117,189.26               0.00
        B-2                     443.28               0.00       8,984,556.72         48,267.04               0.00
        B-3                     253.34               0.00       5,134,746.66         27,585.00               0.00
        B-4                     253.34               0.00       5,134,746.66         27,585.00               0.00
        B-5                     189.94               0.00       3,849,810.06         20,682.04               0.00
        B-6                     126.35               0.00       2,560,951.08         13,758.00               0.00

Totals                   10,433,146.89               0.00   1,272,898,030.54     17,263,833.87               0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
        A-1           1,112,265,000.00   1,112,265,000.00        54,874.07        9,332,759.87            0.00            0.00
        A-2             123,585,000.00     123,585,000.00         6,097.12        1,036,973.32            0.00            0.00
        A-X                       0.00               0.00             0.00                0.00            0.00            0.00
        A-R                     100.00             100.00             0.58               99.42            0.00            0.00
        B-1              21,815,000.00      21,815,000.00         1,076.26                0.00            0.00            0.00
        B-2               8,985,000.00       8,985,000.00           443.28                0.00            0.00            0.00
        B-3               5,135,000.00       5,135,000.00           253.34                0.00            0.00            0.00
        B-4               5,135,000.00       5,135,000.00           253.34                0.00            0.00            0.00
        B-5               3,850,000.00       3,850,000.00           189.94                0.00            0.00            0.00
        B-6               2,561,077.43       2,561,077.43           126.35                0.00            0.00            0.00

Totals                1,283,331,177.43   1,283,331,177.43        63,314.28       10,369,832.61            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
         A-1                 9,387,633.94   1,102,877,366.06        0.99155989        9,387,633.94
         A-2                 1,043,070.44     122,541,929.56        0.99155989        1,043,070.44
         A-X                         0.00               0.00        0.00000000                0.00
         A-R                       100.00               0.00        0.00000000              100.00
         B-1                     1,076.26      21,813,923.74        0.99995066            1,076.26
         B-2                       443.28       8,984,556.72        0.99995066              443.28
         B-3                       253.34       5,134,746.66        0.99995066              253.34
         B-4                       253.34       5,134,746.66        0.99995066              253.34
         B-5                       189.94       3,849,810.06        0.99995066              189.94
         B-6                       126.35       2,560,951.08        0.99995067              126.35

Totals                      10,433,146.89   1,272,898,030.54        0.99187026       10,433,146.89



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
        A-1         1,112,265,000.00          1000.00000000            0.04933543            8.39077007          0.00000000
        A-2           123,585,000.00          1000.00000000            0.04933544            8.39077008          0.00000000
        A-X                     0.00             0.00000000            0.00000000            0.00000000          0.00000000
        A-R                   100.00          1000.00000000            5.80000000          994.20000000          0.00000000
        B-1            21,815,000.00          1000.00000000            0.04933578            0.00000000          0.00000000
        B-2             8,985,000.00          1000.00000000            0.04933556            0.00000000          0.00000000
        B-3             5,135,000.00          1000.00000000            0.04933593            0.00000000          0.00000000
        B-4             5,135,000.00          1000.00000000            0.04933593            0.00000000          0.00000000
        B-5             3,850,000.00          1000.00000000            0.04933506            0.00000000          0.00000000
        B-6             2,561,077.43          1000.00000000            0.04933471            0.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
        A-1               0.00000000             8.44010550          991.55989450             0.99155989          8.44010550
        A-2               0.00000000             8.44010551          991.55989449             0.99155989          8.44010551
        A-X               0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
        A-R               0.00000000          1000.00000000            0.00000000             0.00000000       1000.00000000
        B-1               0.00000000             0.04933578          999.95066422             0.99995066          0.04933578
        B-2               0.00000000             0.04933556          999.95066444             0.99995066          0.04933556
        B-3               0.00000000             0.04933593          999.95066407             0.99995066          0.04933593
        B-4               0.00000000             0.04933593          999.95066407             0.99995066          0.04933593
        B-5               0.00000000             0.04933506          999.95066494             0.99995066          0.04933506
        B-6               0.00000000             0.04933471          999.95066529             0.99995067          0.04933471


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
         A-1         11/29/06 - 12/25/06     27           5.43000%   1,112,265,000.00        4,529,699.21                   0.00
         A-2         11/29/06 - 12/25/06     27           5.47000%     123,585,000.00          507,007.46                   0.00
         A-X         11/01/06 - 11/30/06     30           1.49655%   1,235,850,000.00        1,541,255.95                   0.00
         A-R         11/01/06 - 11/30/06     30           6.38715%             100.00                0.53                   0.00
         B-1         11/01/06 - 11/30/06     30           6.38715%      21,815,000.00          116,113.00                   0.00
         B-2         11/01/06 - 11/30/06     30           6.38715%       8,985,000.00           47,823.76                   0.00
         B-3         11/01/06 - 11/30/06     30           6.38715%       5,135,000.00           27,331.66                   0.00
         B-4         11/01/06 - 11/30/06     30           6.38715%       5,135,000.00           27,331.66                   0.00
         B-5         11/01/06 - 11/30/06     30           6.38715%       3,850,000.00           20,492.10                   0.00
         B-6         11/01/06 - 11/30/06     30           6.38715%       2,561,077.43           13,631.65                   0.00
Totals                                                                                       6,830,686.98                   0.00




                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
         A-1                      0.00               0.00       4,529,699.21               0.00         1,102,877,366.06
         A-2                      0.00               0.00         507,007.46               0.00           122,541,929.56
         A-X                      0.00               0.00       1,541,255.95               0.00         1,225,419,295.62
         A-R                      0.00               0.00               0.53               0.00                     0.00
         B-1                      0.00               0.00         116,113.00               0.00            21,813,923.74
         B-2                      0.00               0.00          47,823.76               0.00             8,984,556.72
         B-3                      0.00               0.00          27,331.66               0.00             5,134,746.66
         B-4                      0.00               0.00          27,331.66               0.00             5,134,746.66
         B-5                      0.00               0.00          20,492.10               0.00             3,849,810.06
         B-6                      0.00               0.00          13,631.65               0.00             2,560,951.08

Totals                            0.00               0.00       6,830,686.98               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
        A-1           1,112,265,000.00         5.43000%           1000.00000000             4.07250000           0.00000000
        A-2             123,585,000.00         5.47000%           1000.00000000             4.10249998           0.00000000
        A-X                       0.00         1.49655%           1000.00000000             1.24712218           0.00000000
        A-R                     100.00         6.38715%           1000.00000000             5.30000000           0.00000000
        B-1              21,815,000.00         6.38715%           1000.00000000             5.32262205           0.00000000
        B-2               8,985,000.00         6.38715%           1000.00000000             5.32262215           0.00000000
        B-3               5,135,000.00         6.38715%           1000.00000000             5.32262123           0.00000000
        B-4               5,135,000.00         6.38715%           1000.00000000             5.32262123           0.00000000
        B-5               3,850,000.00         6.38715%           1000.00000000             5.32262338           0.00000000
        B-6               2,561,077.43         6.38715%           1000.00000000             5.32262314           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
        A-1               0.00000000             0.00000000            4.07250000             0.00000000          991.55989450
        A-2               0.00000000             0.00000000            4.10249998             0.00000000          991.55989449
        A-X               0.00000000             0.00000000            1.24712218             0.00000000          991.55989450
        A-R               0.00000000             0.00000000            5.30000000             0.00000000            0.00000000
        B-1               0.00000000             0.00000000            5.32262205             0.00000000          999.95066422
        B-2               0.00000000             0.00000000            5.32262215             0.00000000          999.95066444
        B-3               0.00000000             0.00000000            5.32262123             0.00000000          999.95066407
        B-4               0.00000000             0.00000000            5.32262123             0.00000000          999.95066407
        B-5               0.00000000             0.00000000            5.32262338             0.00000000          999.95066494
        B-6               0.00000000             0.00000000            5.32262314             0.00000000          999.95066529

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               16,756,116.66
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                     754,062.50
     Servicer Advances                                                                                    36,453.77
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                        17,546,632.93

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                           282,799.06
     Payment of Interest and Principal                                                                17,263,833.87
Total Withdrawals (Pool Distribution Amount)                                                          17,546,632.93

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    272,104.63
Master Servicing Fee - Wells Fargo Bank, N.A.                                            10,694.43
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               282,799.06

*Servicer Payees include: CENLAR FSB; COLONIAL SAVINGS, F.A.; COUNTRYWIDE HOME LOANS SERVICING LP;
DOVENMUEHLE MTG CO; FIRST HORIZON HOME LOAN CORP; FIRST REPUBLIC BANK; MORGAN STANLEY CREDIT
CORPORATION


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
 Yield Maintenance Account - Wells Fargo Bank, N.A.                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

  A-1, A-2 Cap Payment - The Royal Bank of Scotland                                    0.00              0.00               0.00

                                                          Collateral Statement

                                                                            Total
 Collateral Description                                         Mixed Fixed & Arm
 Weighted Average Coupon Rate                                            6.651583
 Weighted Average Net Rate                                               6.397146
 Weighted Average Pass-Through Rate                                      6.387146
 Weighted Average Remaining Term                                              355
 Principal And Interest Constant                                     7,176,699.45
 Beginning Loan Count                                                       1,517
 Loans Paid in Full                                                            12
 Ending Loan Count                                                          1,505
 Beginning Scheduled Balance                                     1,283,331,177.43
 Ending Scheduled Balance                                        1,272,898,030.53
 Actual Ending Collateral Balance                                1,272,954,182.72
 Scheduled Principal                                                    63,213.44
 Unscheduled Principal                                              10,369,933.46
 Scheduled Interest                                                  7,113,486.01
 Servicing Fees                                                        272,104.63
 Master Servicing Fees                                                  10,694.43
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                   0.00
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        6,830,686.95
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                 Informational Reporting
Senior Prepayment Percentage                                                  100.000000%
Senior Percentage                                                              96.300170%
Subordinate Percentage                                                          3.699830%


                                 Miscellaneous Reporting
One Year CMT Balance                                                       $27,181,517.77
LIBOR                                                                           5.320000%
Cap Rate                                                                        6.651583%
Three Month Delinquency Average                                                 0.000000%
Wall Street Journal One Month LIBOR Bal                                   $221,915,685.30
Wall Street Journal One Year LIBOR Bal                                    $926,188,167.90
Wall Street Journal Six Month LIBOR Bal                                    $97,668,811.70


                                 Trigger Event Reporting
Delinquency Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           0.000000%
Cumulative Loss Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           30.000000%
     Calculated Value                                                           0.000000%
Delinquency/Loss Trigger
     Trigger Result                                                                  Pass
Two Times Delinquency Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                           0.000000%
Two Times Cumulative Loss Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           20.000000%
     Calculated Value                                                           0.000000%
Two Times Delinquency/Loss Trigger
     Trigger Result                                                                  Pass


                               Delinquency Status - MBA Delinquency Calculation Method

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      13                  0                    0                   0                    13
             6,849,845.76        0.00                 0.00                0.00                 6,849,845.76

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       13                  0                    0                   0                    13
             6,849,845.76        0.00                 0.00                0.00                 6,849,845.76

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.863787%           0.000000%            0.000000%           0.000000%            0.863787%
             0.538106%           0.000000%            0.000000%           0.000000%            0.538106%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.863787%           0.000000%            0.000000%           0.000000%            0.863787%
             0.538106%           0.000000%            0.000000%           0.000000%            0.538106%


Please refer to CTSLink.com for a list of delinquency code descriptions.



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                      36,453.77






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans
                                                                                   (includes Modifiable ARMs)

                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  11       6,872,280.00       6,809,965.82          1         750,000.00        750,000.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00     2,809,967.64


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0018628511            MT              65.00       01-Jan-2002        217,100.00        217,100.00
       Summary               0018628966            NY             100.00       01-Dec-2001        125,500.00         64,010.77
       Summary               0018631648            MA              80.00       01-Dec-2001        344,800.00        344,800.00
       Summary               0018632182            PA              40.94       01-Jan-2002        131,000.00        131,000.00
       Summary               0018632646            AL             100.00       01-Dec-2001        168,500.00        167,675.05
       Summary               0018634428            FL              79.87       01-Jan-2002        373,000.00        373,000.00
       Summary               0018808519            CA              80.00       01-Oct-2006        568,880.00        568,880.00
       Summary               0018852301            CA              75.00       01-Oct-2006      1,237,500.00      1,237,500.00
       Summary               0018853903            CO              21.53       01-Sep-2006      1,830,000.00      1,830,000.00
       Summary               0018854943            NJ              63.91       01-Oct-2006        376,000.00        376,000.00
       Summary               0018875146            GA              65.22       01-Nov-2006        750,000.00        750,000.00
       Summary               0018875260            UT              50.85       01-Nov-2006      1,500,000.00      1,500,000.00


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0018628511       Loan Paid in Full           0              5.750%             360              59
       Summary              0018628966       Loan Paid in Full           0              5.750%             360              60
       Summary              0018631648       Loan Paid in Full           0              6.000%             360              60
       Summary              0018632182       Loan Paid in Full           0              5.750%             360              59
       Summary              0018632646       Loan Paid in Full           0              5.875%             360              60
       Summary              0018634428       Loan Paid in Full           0              5.875%             360              59
       Summary              0018808519       Loan Paid in Full           0              6.750%             360               2
       Summary              0018852301       Loan Paid in Full           0              6.875%             360               2
       Summary              0018853903       Loan Paid in Full           0              6.500%             360               3
       Summary              0018854943       Loan Paid in Full           0              7.000%             360               2
       Summary              0018875146         Modifiable ARMs           0              6.750%             360               1
       Summary              0018875260       Loan Paid in Full           0              6.750%             360               1


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       0                  0.00                   0.00                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived


                                     No Prepayment Penalties this Period

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.808%       Current Month              9.277%        Current Month                 916.616%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006          N/A           N/A                          Mar-2006          N/A           N/A
         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006       9.277%           N/A                          Dec-2006     916.616%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                            Repurchases (includes Modifiable ARMs)

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment
         0018875146               750,000.00                  6.750%                 4,218.75

                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.000             0                0.00            0.000
     5.000    5.249             0                0.00            0.000
     5.250    5.499             1          468,000.00            0.037
     5.500    5.749             6        2,147,424.41            0.169
     5.750    5.999            54       18,493,975.26            1.453
     6.000    6.249            81       60,619,257.95            4.762
     6.250    6.499           316      255,731,590.70           20.091
     6.500    6.749           474      379,951,150.45           29.849
     6.750    6.999           397      376,253,226.63           29.559
     7.000    7.249           120      100,820,755.94            7.921
     7.250    7.499            39       52,298,861.23            4.109
     7.500    7.749            11       17,525,509.76            1.377
     7.750    7.999             3        6,934,784.45            0.545
     8.000    8.249             0                0.00            0.000
     8.250    8.499             0                0.00            0.000
     8.500    8.749             2          153,500.00            0.012
     8.750    8.999             1        1,499,993.75            0.118
     9.000    9.249             0                0.00            0.000
     9.250    9.499             0                0.00            0.000
     9.500    9.749             0                0.00            0.000
     9.750    9.999             0                0.00            0.000
 >= 10.000                      0                0.00            0.000
              Total         1,505    1,272,898,030.53          100.000


                                                 SUPPLEMENTAL REPORTING

Determination Date
For any Distribution Date and each Mortgage Loan, the date each month, as set forth in the related Servicing Agreement, on which the related Servicer determines the amount of all funds required to be remitted to the Master Servicer on the Servicer Remittance Date with respect to the Mortgage Loans it is servicing.

Closing Date
November 29, 2006

Distribution Date
The 25th day of the month, or, if such day is not a Business Day, the next Business Day commencing in December
2006.

LIBOR Determination Date
The second LIBOR Business Day immediately preceding the commencement of each Accrual Period for the Class A-1 and Class A-2  Certificates.

Record Date
With respect to each Distribution Date and the Class A-1 and Class A-2  Certificates, the Business Day preceding the applicable Distribution Date so long as such Certificates remain Book-Entry Certificates and otherwise the
Record Date shall be same as the other Classes of Certificates.  For each other Class of Certificates, the last
Business Day of the calendar month preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to each Mortgage Loan, the 18th day of each month, or the next Business Day if such 18th day is not a Business Day or if provided in the related Servicing Agreement, the preceding Business Day if such 18th day is not a Business Day.

